Classification of financial assets and liabilities - Financial liabilities (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss
Held-for-trading		SEK 10,864	SEK 15,770
Designated upon initial recognition (FVO)		63,421	71,079
Derivatives used for hedge accounting		5,616	6,302
Other financial liabilities		163,452	184,135
Total financial liabilities	SEK 243,401	SEK 243,353	SEK 277,286
Other financial liabilities, subject to fair-value hedge accounting		89.00%	76.00%
Remaining not subject to hedge accounting and valued at amortized cost		11.00%	24.00%
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Other financial liabilities		SEK 2,317	SEK 3,756
Total financial liabilities		2,317	3,756
Senior securities issued
Financial liabilities at fair value through profit or loss
Designated upon initial recognition (FVO)		63,421	71,079
Other financial liabilities		159,095	178,113
Total financial liabilities		222,516	249,192
Derivatives - net
Financial liabilities at fair value through profit or loss
Held-for-trading		10,864	15,770
Derivatives used for hedge accounting		5,616	6,302
Total financial liabilities		16,480	22,072
Subordinated securities issued
Financial liabilities at fair value through profit or loss
Other financial liabilities		2,040	2,266
Total financial liabilities		SEK 2,040	SEK 2,266